Employee Benefit Plan, Fair Value and NAV (Tables) - EBP: 58-1111076 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 316,736,946	$ 274,476,263
EBP, Investment, Fair Value and NAV
NOTE 3 – FAIR VALUE MEASUREMENTS

Financial Accounting Standards Board (“FASB”) ASC”) Topic 820, Fair Value Measurement (“ASC 820”), establishes a framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under this guidance are described below:

Level 1	Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.

Level 2
Inputs to the valuation methodology include:

•quoted prices for similar assets or liabilities in active markets,

•quoted prices for identical or similar assets or liabilities in inactive markets,

•inputs other than quoted prices that are observable for the asset or liability, and

•inputs that are derived principally from or corroborated by observable market data by correlation or other means.

If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3	Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

Following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.

Ameris Bancorp Common Stock: Valued at quoted market prices for identical assets and is valued at the closing price reported on the active market on which the individual security is traded.

Mutual funds: Valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-end mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily net asset value ("NAV") and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.

Pooled separate accounts: Valued at the NAV of units of the pooled separate account. The NAV, as provided by the Trustee, is used as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investments held by the fund less its liabilities. The practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different that the reported NAV. Participant transactions (purchases and sales) may occur daily. Were the Plan to initiate a full redemption of a pooled separate account, the investment adviser reserves the right to temporarily delay withdrawal from the account in order to ensure that the securities liquidations will be carried out in an orderly business manner. There were no outstanding commitments at December 31, 2025 and 2024.
The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following table sets forth by level, within the fair value hierarchy, the Plan’s investments at fair value as of December 31, 2025:

	Level 1	Level 2	Level 3	Total

Ameris Bancorp Common Stock	$18,978,863	$—	$—	$18,978,863
Mutual funds	$95,102,641	$—	$—	$95,102,641

Investments measured at net asset value (a) -
Pooled separate accounts				$202,655,442
Total investments at fair value				$316,736,946

(a)In accordance with subtopic 820-10, certain investments that were measured at net asset per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statement of net assets available for benefits.

The following table sets forth by level, within the fair value hierarchy, the Plan’s investments at fair value as of December 31, 2024:

	Level 1	Level 2	Level 3	Total

Ameris Bancorp Common Stock	$16,969,374	$—	$—	$16,969,374
Mutual funds	$83,365,469	$—	$—	$83,365,469

Investments measured at net asset value (a) -
Pooled separate accounts				$174,141,420
Total investments at fair value				$274,476,263
There were no significant transfers of investments among levels during the years ended December 31, 2025 and 2024.

Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 95,102,641	83,365,469
EBP, Pooled Separate Account
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	202,655,442	174,141,420
EBP, Employer, Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	18,978,863	16,969,374
Fair Value, Inputs, Level 1 | Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	95,102,641	83,365,469
Fair Value, Inputs, Level 1 | EBP, Employer, Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 18,978,863	$ 16,969,374